Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Great-West Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 204% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	204.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will, under normal circumstances, invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a broadly diversified portfolio of equity investments in mid-cap U.S. issuers, including foreign issuers that are traded in the United States. For purposes of the Fund’s 80% policy, these issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell Midcap® Value Index as of December 31, 2018 was between $473 million and $35.11 billion.

The Fund may invest in the aggregate up to 20% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

The Fund is managed using a quantitative investment process, in combination with a qualitative overlay. The Sub-Adviser’s investment style emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, fundamental mispricings, high quality business models, sentiment analysis and market themes and trends. Fundamental mispricings seeks to identify high-quality businesses trading at a fair price, which the Sub-Adviser believes leads to strong performance over the long-run. High quality business models seek to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives. Sentiment analysis seeks to identify stocks that are experiencing improvements in their overall market sentiment. Market themes and trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment. The Sub-Adviser may make investment decisions that deviate from those generated from its proprietary model, at its discretion. In addition, the Sub-Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Sub-Adviser’s proprietary research. The Fund seeks to maintain risk, style, and capitalization characteristics similar to the Russell MidCap® Value Index. The index is designed to represent an investable universe of mid cap companies with low earnings growth expectations.

		The Fund may use derivatives, including futures contracts, to equitize excess cash in the Fund. The Fund may engage in active and frequent trading of its portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Derivatives Risk - The Fund may invest in derivative instruments, including but not limited to, futures contracts. Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets, and may increase the Fund’s volatility. There can be no assurance that the Fund’s use of derivative contracts will work as intended, and it is possible for the Fund to lose more than its original investment.

Equity Securities Risk - The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or progress.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Fixed Income Securities Risk - Investments in fixed income securities are subject to risk associated with changes in interest rates generally, the chance that a fixed income issuer will redeem prior to an individual fixed income security’s maturity date, and the credit quality of the individual fixed income securities held.

Interest Rate Risk - Small and medium size companies in which the Fund may invest include real estate investment trusts (“REITs”). REIT stock prices overall may decline because of rising interest rates. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on REIT stock prices and could negatively affect the Fund's net asset value.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, a sector of the economy, or the market as a whole.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).

Quantitative Model Risk - The success of the investment strategy depends largely upon the effectiveness of the Sub-Adviser's quantitative model. The Sub-Adviser's ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

		An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares in each full calendar year since inception and by comparing the Fund’s Institutional Class and Investor Class average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares commenced operations on September 10, 2018. Class L share performance information will appear in future versions of this Prospectus after Class L shares have annual returns for at least one complete calendar year. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares in each full calendar year since inception and by comparing the Fund’s Institutional Class and Investor Class average annual total return to the performance of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No Class L share performance data is provided because Class L shares commenced operations on September 10, 2018.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	September 2009	22.44%
Worst Quarter	September 2011	-17.74%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2018
Great-West Mid Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	449
10 Years	rr_ExpenseExampleYear10	1,001
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	258
5 Years	rr_ExpenseExampleNoRedemptionYear05	449
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,001
One Year	rr_AverageAnnualReturnYear01	(12.00%)
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West Mid Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	376
5 Years	rr_ExpenseExampleYear05	655
10 Years	rr_ExpenseExampleYear10	1,450
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	376
5 Years	rr_ExpenseExampleNoRedemptionYear05	655
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,450
2009	rr_AnnualReturn2009	29.27%
2010	rr_AnnualReturn2010	22.49%
2011	rr_AnnualReturn2011	0.92%
2012	rr_AnnualReturn2012	15.47%
2013	rr_AnnualReturn2013	33.66%
2014	rr_AnnualReturn2014	16.10%
2015	rr_AnnualReturn2015	(4.03%)
2016	rr_AnnualReturn2016	20.29%
2017	rr_AnnualReturn2017	16.99%
2018	rr_AnnualReturn2018	(12.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.74%)
One Year	rr_AverageAnnualReturnYear01	(12.30%)
Five Years	rr_AverageAnnualReturnYear05	6.58%
Ten Years	rr_AverageAnnualReturnYear10	12.99%
Great-West Mid Cap Value Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	472
5 Years	rr_ExpenseExampleYear05	830
10 Years	rr_ExpenseExampleYear10	1,839
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	472
5 Years	rr_ExpenseExampleNoRedemptionYear05	830
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,839
Great-West Mid Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.29%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10	3.18%
Great-West Mid Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.29%)
Five Years	rr_AverageAnnualReturnYear05	5.44%
Ten Years	rr_AverageAnnualReturnYear10	13.03%

[1]	GWCM has contractually agreed to waive management fees or reimburse expenses if total annual fund operating expenses of a Class exceed 0.80% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.
[2]	Since inception on May 1, 2015